Stock-Based Compensation - Unrecognized Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unrecognized stock-based compensation expense
Total unrecognized stock-based compensation expense	$ 10,600	$ 8,748
Excess tax benefit from stock-based compensation			$ 1,649
Excess tax deficiency from stock-based compensation		207
Stock Options
Unrecognized stock-based compensation expense
Unrecognized stock option compensation expense	$ 4,709	3,849
Weighted average period of recognition	2 years
Restricted Stock Units
Unrecognized stock-based compensation expense
Unrecognized restricted stock unit compensation expense	$ 5,891	$ 4,899
Weighted average period of recognition	1 year 10 months 24 days